Shareholders' Equity - Confidentially Marketed Public Offering ("CMPO") (Details) € in Thousands		1 Months Ended	12 Months Ended
	Mar. 30, 2021 EUR (€)	Jul. 31, 2023 EUR (€) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 31, 2023 $ / shares
Shareholders' Equity
Proceeds from the 2021 PIPE capital increase					€ 381,208
Share capital increase	€ 381,208
Share issue related cost			€ 6,112	€ 7,402
Subscribed capital
Shareholders' Equity
Share capital increase	5,400
Share premium
Shareholders' Equity
Share capital increase	€ 375,808
2023 Public Offering
Shareholders' Equity
Term Of The Over-Allotment Option		30 days
Underwriter Fee Percentage		6.00%
Proceeds from the 2021 PIPE capital increase		€ 66,785
Share capital increase		63,473
Derivative financial liabilities		3,312
Share issue related cost		5,561
Transaction Costs Recognized In General And Administrative Expenses		274
2023 Public Offering | Subscribed capital
Shareholders' Equity
Share capital increase		6,923
2023 Public Offering | Share premium
Shareholders' Equity
Share capital increase		€ 51,263
2023 Public Offering | Class A ordinary shares
Shareholders' Equity
Number of shares issued during period | shares		57,692,308
Sale price per share | $ / shares						$ 1.30
2023 Public Offering | Class A ordinary shares | Share premium
Shareholders' Equity
Decrease In Equity Through Transaction Related Costs		€ 5,287
2023 PIPE
Shareholders' Equity
Proceeds from the 2021 PIPE capital increase		37,624
Share capital increase		33,072
Share issue related cost		940
Transaction Costs Recognized In General And Administrative Expenses		115
2023 PIPE | Subscribed capital
Shareholders' Equity
Share capital increase		2,123
2023 PIPE | Share premium
Shareholders' Equity
Share capital increase		€ 30,124
2023 PIPE | Class A ordinary shares
Shareholders' Equity
Number of shares issued during period | shares		32,146,147
Sale price per share | $ / shares						$ 1.30
2023 PIPE | Class A ordinary shares | Share premium
Shareholders' Equity
Decrease In Equity Through Transaction Related Costs		€ 825
Over-allotment option | Class A ordinary shares
Shareholders' Equity
Number of shares issued during period | shares		8,653,846